Leases - Maturity of operating lease liabilities (Details) - USD ($)	Mar. 31, 2022	Sep. 30, 2021
Maturity of operating lease liabilities
Remainder of fiscal 2022	$ 79,339
Fiscal 2023	18,990
Fiscal 2024	18,990
Total future minimum lease payments	117,319
Less: Imputed interest	(3,850)
Total	$ 113,469	$ 69,071